Debt - Schedule of Long-term Debt Payable (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2018 USD ($)
Notes Payable One [Member]
Monthly payment of debt	$ 716
Interest rate	6.50%
Maturity date	Nov. 30, 2020
Notes Payable Two [Member]
Monthly payment of debt	$ 615
Interest rate	6.80%
Maturity date	Aug. 31, 2021
Notes Payable Three [Member]
Monthly payment of debt	$ 1,295
Interest rate	14.72%
Maturity date	Mar. 31, 2023
Notes Payable Four [Member]
Monthly payment of debt	$ 1,063
Interest rate	5.76%
Maturity date	Apr. 30, 2021
Notes Payable Five [Member]
Monthly payment of debt	$ 947
Interest rate	6.14%
Maturity date	Dec. 31, 2024